LONG-TERM DEBT AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Redemption Prices Expressed as Percentage

At any time, or from time to time, on or after May 1, 2017, at our option, we may redeem the Notes, in whole or in part, at the redemption prices (expressed as percentages of principal amount of the Notes to be redeemed) set forth below, together with accrued and unpaid interest to the redemption date, if redeemed during the 12-month period beginning May 1 of the years indicated:

Year	Percentage
2017	104%
2018	102%
2019 and thereafter	100%

Long-Term Debt Obligations

A summary of our long-term debt obligations are as follows:

	December 31, 2014	December 31, 2013
	(In thousands)
Long-term debt consists of:
Senior Notes	$500,000	$—
Term Loan	298,500	—
NO 105 Construction Financing	49,019	57,189
Amortizing Notes	40,483	—
Capital lease obligation	2,802	—
Other financing	743	—
NO 102 Construction Financing	—	31,373
	$891,547	$88,562
Less: Amounts due within one year	27,026	39,543
Total long-term debt	$864,521	$49,019

Maturities of Long-Term Debt During Five Years

Maturities of long-term debt during the five years subsequent to December 31, 2014 are as follows:

(In thousands)
2015	$27,026
2016	28,274
2017	20,558
2018	11,616
2019	295,903
Thereafter	508,170
Total	$891,547